SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Number of options
Outstanding at the beginning of the period (in shares)	1,284,698	434,698	497,855
Granted (in shares)	629,000	850,000	61,843
Exercised (in shares)			(75,000)
Forfeited (in shares)	(25,000)		(50,000)
Outstanding at the end of the period (in shares)	1,888,698	1,284,698	434,698
Weighted average exercise price per option
Outstanding at the beginning of the period (in dollars per share)	$ 4.13	$ 2.02	$ 2.34
Granted (in dollars per share)	$ 5.51	$ 5.21	$ 1.67
Exercised (in dollars per share)			$ 1.80
Forfeited (in dollars per share)	$ 6.00		$ 5.13
Outstanding at the end of the period (in dollars per share)	$ 4.56	$ 4.13	$ 2.02
Weighted average fair value per option at grant date
Outstanding at the beginning of the period (in dollars per share)	$ 6.08	$ 3.94	$ 3.25
Granted (in dollars per share)	$ 15.61	$ 7.17	$ 10.88
Exercised (in dollars per share)			$ 1.59
Forfeited (in dollars per share)	$ 7.13		$ 9.20
Outstanding at the end of the period (in dollars per share)	$ 9.24	$ 6.08	$ 3.94
Additional information
Vested options (in shares)	390,000
Options expected to vest (in shares)	1,498,698
Weighted-average exercise price of options expected to vest (in dollars per share)	$ 4.42
Aggregate intrinsic value of options expected to vest	$ 34,355
Total intrinsic value of options exercised	$ 0	$ 0	$ 458